RELATED PARTIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RELATED PARTIES [Abstract]
Management fees - included in General and administrative	$ 354	$ 375	$ 302
Short Terms Loan	200	191	270
Long Terms Loan		$ 100	$ 139